LONG TERM INCENTIVE PLANS ("LTIP") - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) tranche $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual percent of LTIP shares of outstanding and issued shares	3.10%
Expense (reduction) for share-based compensation	$ 4,400,000	$ 4,100,000
Share-settled LTIP units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (reduction) for share-based compensation	3,500,000	5,000,000
Weighted average grant date fair value (in CAD per share)	0.87	1.40
Unrecognized compensation expense	$ 2,700,000	$ 5,400,000
Unrecognized compensation expense (in CAD per share) | $ / shares	$ 0.32	$ 0.51
Period for recognition	1 year
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (reduction) for share-based compensation	$ 1,500,000	$ 0
Weighted average grant date fair value (in CAD per share)	0.46	0
Unrecognized compensation expense	$ 2,000,000	$ 0
Unrecognized compensation expense (in CAD per share) | $ / shares	$ 0.22
Period for recognition	1 year 4 months 28 days
DESUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares reserved for future issuance (in shares) | shares	163,867	163,867
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares reserved for future issuance (in shares) | shares	198,477	198,477
Cash-settled RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (reduction) for share-based compensation	$ (500,000)	$ (200,000)
Number of tranches | tranche	3
Vesting period	3 years
Liabilities from share-based payment transactions	$ 300,000	1,500,000
Phantom DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (reduction) for share-based compensation	100,000	(600,000)
Liabilities from share-based payment transactions	$ 1,200,000	$ 1,400,000
Minimum | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance factor	0.00%
Maximum | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance factor	200.00%